Equity	9 Months Ended
Jul. 31, 2021
Disclosure of classes of share capital [abstract]
Equity

NOTE 13: Equity

The following table summarizes the changes to the shares and other equity instruments issued and outstanding, and treasury shares held as at and for the three and nine months ended July 31, 2021 and July 31, 2020.

Shares and Other Equity Instruments Issued and Outstanding and Treasury Shares Held

(millions of shares and millions of Canadian dollars)	For the three months ended				For the nine months ended
	July 31, 2021		July 31, 2020		July 31, 2021		July 31, 2020
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of period	1,820.4	$22,790	1,803.7	$21,766	1,816.1	$22,487	1,812.5	$21,713
Proceeds from shares issued on exercise of stock options	0.9	56	0.2	12	2.5	146	1.2	65
Shares issued as a result of dividend reinvestment plan	1.2	99	10.0	583	3.9	312	12.2	726

Purchase of shares for cancellation and other	–	–	–	–	–	–	(12.0)	(143)
Balance as at end of period	1,822.5	$22,945	1,813.9	$22,361	1,822.5	$22,945	1,813.9	$22,361
Preferred Shares – Class A
Balance as at beginning of period	198.0	$4,950	232.0	$5,800	226.0	$5,650	232.0	$5,800

Redemption of shares[1]	–	–	–	–	(28.0)	(700)	–	–
Balance as at end of period	198.0	$4,950	232.0	$5,800	198.0	$4,950	232.0	$5,800
Treasury shares – common[2]
Balance as at beginning of period	1.7	$(123)	0.3	$(25)	0.5	$(37)	0.6	$(41)
Purchase of shares	29.8	(2,565)	35.6	(2,152)	107.9	(8,398)	104.2	(6,787)

Sale of shares	(29.0)	2,499	(35.0)	2,118	(105.9)	8,246	(103.9)	6,769
Balance as at end of period	2.5	$(189)	0.9	$(59)	2.5	$(189)	0.9	$(59)
Treasury shares – preferred[2]
Balance as at beginning of period	0.2	$(5)	0.2	$(3)	0.1	$(4)	0.3	$(6)
Purchase of shares	1.1	(28)	1.4	(29)	4.4	(107)	5.0	(98)

Sale of shares	(1.1)	28	(1.4)	27	(4.3)	106	(5.1)	99
Balance as at end of period	0.2	$(5)	0.2	$(5)	0.2	$(5)	0.2	$(5)
Other Equity Instruments
Balance as at beginning of period	–	$–	–	$–	–	$–	–	$–

Issue of limited recourse capital notes[3]	1.8	1,750	–	–	1.8	1,750	–	–
Balance as at end of period	1.8	$1,750	–	$–	1.8	$1,750	–	$–

[1]

On April  30, 2021, the Bank redeemed all of its 28 million outstanding Non-Cumulative 5-Year Rate Reset Class A First Preferred Shares Non-Viability Contingent Capital (NVCC), Series 12 (“Series 12 Shares”), at a redemption price of $25.00 per Series 12 Share, for a total redemption cost of $700 million.

[2]	When the Bank purchases its own shares as part of its trading business, they are classified as treasury shares and the cost of these shares is recorded as a reduction in equity.
[3]	For Limited Recourse Capital Notes, the number of shares represents the number of notes issued.

Limited Recourse Capital Notes

On July 29, 2021, the Bank issued $1,750 million of Limited Recourse Capital Notes NVCC, Series 1 (the “LRCNs”) with recourse limited to assets held in a trust consolidated by the Bank (the “Limited Recourse Trust”). The Limited Recourse Trust’s assets consist of $1,750 million of the Bank’s Non-Cumulative 5-Year Fixed Rate Reset Preferred Shares NVCC, Series 26 (“Preferred Shares Series 26”) at a price of $1,000 per share, issued concurrently with the LRCNs. The Preferred Shares Series 26 are eliminated on the Bank’s consolidated financial statements.

The LRCNs bear interest at a fixed rate of 3.6% per annum, payable semi-annually, until October 31, 2026 and thereafter at a rate per annum, reset every five years, equal to the prevailing 5-year Government of Canada Yield plus 2.747% until maturity on October 31, 2081. The Bank may redeem the LRCNs, in whole or in part, during the period from October 1 to and including October 31, commencing in 2026 and every five years thereafter, with the prior written approval of OSFI. In the event of (i) non-payment of interest following any interest payment date, (ii) non-payment of the redemption price in case of a redemption of the LRCNs, (iii) non-payment of principal plus accrued and unpaid interest at the maturity of the LRCNs, (iv) an event of default on the LRCNs, or (v) a Trigger Event, the recourse of each LRCN holder will be limited to that holder’s pro rata share of the Limited Recourse Trust’s assets. A Trigger Event is defined as an event where OSFI deems the Bank non-viable or a federal or provincial government of Canada publicly announces that the Bank has accepted or agreed to accept a capital injection or equivalent support from it.

The LRCNs, by virtue of the recourse to the Preferred Shares Series 26, include standard NVCC provisions necessary for them to qualify as Additional Tier 1 Capital under OSFI’s Capital Adequacy Requirements guideline. NVCC provisions require the conversion of the instrument into a variable number of common shares upon the occurrence of a Trigger Event. In such an event, each Preferred Share Series 26 held in the Limited Recourse Trust will automatically and immediately be converted into a variable number of common shares which will be delivered to LRCN holders in satisfaction of the principal amount of, and accrued and unpaid interest on, the LRCNs. The number of common shares issued will be determined based on the conversion formula set out in the terms of the Preferred Shares Series 26.

The LRCNs are compound instruments with both equity and liability features as payments of interest and principal in cash are made at the Bank’s discretion. Non-payment of interest and principal in cash does not constitute an event of default and will trigger the delivery of Preferred Shares Series 26. The liability component has a nominal value and, therefore, the proceeds received upon issuance have been presented as equity, and any interest payments are accounted for as distributions on other equity instruments.